Bank Borrowings - Schedule of Outstanding Balances of Bank Borrowings (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Outstanding Balances of Bank Borrowings [Abstract]
Bank overdraft	$ 2,957	$ 380
Collateralized and guaranteed	4,753,714	610,758	27,105,722
Bank borrowings	4,756,671	611,138	27,105,722
Less: current maturities	(4,756,671)	(611,138)	(27,105,722)
Non-current maturities